Note 9 - Acquisition of Business (Details Textual) $ in Thousands, $ in Millions			6 Months Ended	12 Months Ended
	Oct. 01, 2018 CAD ($) shares	Feb. 28, 2018 USD ($) shares	Sep. 30, 2018 shares	Mar. 31, 2018 shares	Feb. 28, 2018 CAD ($)
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued for acquisition | shares				1,415,285
EdgePower Inc. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired		100.00%			100.00%
Total consideration transferred, acquisition-date fair value		$ 14.9			$ 19,044
Cash transferred		$ 7.5
Equity interests of acquirer					9,510
Number of shares issued for acquisition | shares		1,415,285
Liabilities incurred		$ 6.0
Contingent liabilities recognised as of acquisition date					0
EdgePower Inc. [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer					$ 7,400
Filter Group Inc [member] | Major business combination [member]
Statement Line Items [Line Items]
Cash transferred	$ 15,000
Liabilities incurred	$ 22,000
Maximum number of shares issuable for earn-out payments | shares	9,500,000
Maximum number of shares issuable for earn-out payments to satisfy dividends | shares	2,400,000
Earn-out payment periods	3 years
Earn-out payment allocation of shares for cash	50.00%
Earn-out payment allocation of DRIP shares as cash	100.00%